Investment securities (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Held-to-maturity Securities [Line Items]
Due within 1 year Amortized Cost	$ 34,326
After 1 year but within 5 years Amortized Cost	19,854
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	54,180	33,759
Due within 1 year Fair Value	34,376
After 1 year but within 5 years Fair Value	18,919
Held-to-maturity Securities, Debt Maturities, Fair Value	$ 53,295	$ 33,634